Pensions and Other Post-Employment Benefits - Summary of Defined Benefit and OPEB Plan Obligation and Funded Status (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Current Service Costs	$ 16	$ 13	$ 11
Past Service Costs - Curtailment and Plan Amendments	(1)	0	0
Net Interest Costs	3	3	3
Re-measurements:
(Gains) Losses From Experience Adjustments	4	1	(4)
(Gains) Losses From Changes in Demographic Assumptions	(1)	0	0
(Gains) Losses From Changes in Financial Assumptions	(18)	15	12
Return on Plan Assets (Excluding Interest Income)	9	5	$ 15
Pension and OPEB (Liability)	$ (61)	$ (71)
Actuarial assumption of discount rates	2.95%	2.50%	3.00%
Pension Benefits | Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit Obligation, Beginning of Year	$ 188	$ 158
Plan Acquisition Upon the Arrangement (1)	41	0
Current Service Costs	16	13
Net Interest Costs	6	5
Benefits Paid	(17)	(6)
Plan Participant Contributions	2	2
Re-measurements:
(Gains) Losses From Experience Adjustments	4	1
(Gains) Losses From Changes in Demographic Assumptions	(1)	0
(Gains) Losses From Changes in Financial Assumptions	(18)	15
Defined Benefit Obligation, End of Year	220	188	$ 158
Pension Benefits | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair Value of Plan Assets, Beginning of Year	117	107
Plan Acquisition Upon the Arrangement (1)	32	0
Net Interest Costs	(3)	(2)
Employer Contributions	9	6
Benefits Paid	(13)	(5)
Plan Participant Contributions	2	2
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	9	5
Fair Value of Plan Assets, End of Year	159	117	107
OPEB
Disclosure of net defined benefit liability (asset) [line items]
Current Service Costs	9	1	1
Past Service Costs - Curtailment and Plan Amendments	(3)	0	0
Net Interest Costs	6	0	1
Re-measurements:
(Gains) Losses From Experience Adjustments	10	(2)	0
(Gains) Losses From Changes in Demographic Assumptions	(3)	0	0
(Gains) Losses From Changes in Financial Assumptions	(30)	1	1
Return on Plan Assets (Excluding Interest Income)	0	0	$ 0
Pension and OPEB (Liability)	$ (225)	$ (20)
Actuarial assumption of discount rates	2.98%	2.50%	3.00%
OPEB | Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit Obligation, Beginning of Year	$ 20	$ 22
Plan Acquisition Upon the Arrangement (1)	224	0
Current Service Costs	9	1
Net Interest Costs	6	0
Benefits Paid	(8)	(2)
Plan Participant Contributions	0	0
Re-measurements:
(Gains) Losses From Experience Adjustments	10	(2)
(Gains) Losses From Changes in Demographic Assumptions	(3)	0
(Gains) Losses From Changes in Financial Assumptions	(30)	1
Defined Benefit Obligation, End of Year	225	20	$ 22
OPEB | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair Value of Plan Assets, Beginning of Year	0	0
Plan Acquisition Upon the Arrangement (1)	0	0
Net Interest Costs	0	0
Employer Contributions	3	0
Benefits Paid	(3)	0
Plan Participant Contributions	0	0
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	0	0
Fair Value of Plan Assets, End of Year	$ 0	$ 0	$ 0